UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21180

Name of Fund: BlackRock Insured Municipal Income Investment Trust (BAF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Insured Municipal Income Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock Insured Municipal Income Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

California - 3.2%

County/City/Special District/School District - 3.2%	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Refunding Bonds, Series B, 5.50%, 4/01/39 (a)	$3,810	$3,837,889

	Total Municipal Bonds in California		3,837,889

Florida - 64.2%

County/City/Special District/School District - 42.3%	Hillsborough County, Florida, School Board, COP, Refunding, Series A, 5%, 7/01/25 (b)	7,580	7,327,586
	Jacksonville, Florida, Excise Taxes Revenue Bonds, Series B, 5%, 10/01/26 (c)	5,000	5,013,350
	Lake County, Florida, School Board, COP, Series A, 5%, 7/01/28 (c)	3,500	3,403,365
	Miami, Florida, Special Obligation Revenue Bonds (Street and Sidewalk Improvement Program), 5.25%, 1/01/28 (b)	5,035	5,052,018
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.26%, 10/01/39 (b)(d)	10,000	1,146,500
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series A, 5.261%, 10/01/40 (b)(d)	10,000	1,061,000
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.622%, 10/01/31 (b)(d)	26,935	5,938,629
	Orange County, Florida, Sales Tax Revenue Refunding Bonds, Series B, 5.125%, 1/01/32 (b)(e)	7,975	7,843,652
	Orange County, Florida, Tourist Development, Tax Revenue Refunding Bonds, 5%, 10/01/29 (c)	1,600	1,599,888
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (a)	1,000	1,010,120
	Pasco County, Florida, School Board, COP, Series A, 5%, 8/01/27 (b)(e)	2,765	2,713,046
	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5%, 11/01/32 (b)	10,000	8,238,800

			50,347,954

Health - 7.3%	Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist Health System), Series A, 6%, 11/15/11 (f)	5,000	5,546,000
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (g)	900	843,147
	Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health System Inc.), 5.50%, 5/15/13 (f)	2,000	2,285,060

			8,674,207

Transportation - 1.2%	Hillsborough County, Florida, Aviation Authority, Revenue Refunding Bonds, Series D, 5.50%, 10/01/26 (a)	1,295	1,381,571

Utilities - 13.4%	Gainesville, Florida, Utilities System Revenue Bonds, Series A, 5%, 10/01/13 (f)(g)	2,500	2,851,500

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

COP	Certificates of Participation
EDA	Economic Development Authority
GO	General Obligation Bonds
VRDN	Variable Rate Demand Notes

BlackRock Insured Municipal Income Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.511%, 10/01/28 (b)(d)(e)	$1,850	$593,499
	Palm Bay, Florida, Utility System Improvement Revenue Bonds, 5.524%, 10/01/31 (b)(d)(e)	4,740	1,197,798
	Saint Johns County, Florida, Ponte Vedra Utility System Revenue Bonds, 5%, 10/01/37 (g)	2,600	2,489,734
	Sarasota County, Florida, Utilities System Revenue Refunding Bonds, Series C, 5.25%, 10/01/22 (b)(e)	2,845	2,953,651
	Sunrise, Florida, Utility System Revenue Refunding Bonds, 5%, 10/01/28 (c)	5,000	4,890,550
	Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds, Series B, 5%, 10/01/23 (g)	1,000	1,022,610

			15,999,342

	Total Municipal Bonds in Florida		76,403,074

Illinois - 6.9%

County/City/Special District/School District - 0.8%	Chicago, Illinois, Board of Education, GO, Refunding (School Reform Board), Series A, 5.50%, 12/01/26 (b)(e)	900	995,508

Transportation - 3.9%	Chicago, Illinois, Transit Authority, Capital Grant Receipts Revenue Bonds (Federal Transit Administration Section 5309 Formula Funds), Series A, 6%, 6/01/26 (a)	1,300	1,469,871
	Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%, 1/01/33	3,000	3,114,150

			4,584,021

Utilities - 1.3%	Illinois Municipal Electric Agency, Power Supply Revenue Bonds, Series A, 5.25%, 2/01/28 (b)(e)	1,560	1,584,492

Utilities: Water & Sewer - 0.9%	Chicago, Illinois, Wastewater Transmission, Revenue Refunding Bonds, Second Lien, 5.50%, 1/01/30 (b)	975	1,007,896

	Total Municipal Bonds in Illinois		8,171,917

Kentucky - 0.8%

State - 0.8%	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds (Project Number 93), 5.25%, 2/01/27 (a)	900	952,407

	Total Municipal Bonds in Kentucky		952,407

Louisiana - 2.7%

State - 2.3%	Louisiana State Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series C-3, 6.125%, 6/01/25 (a)	2,510	2,693,556

Transportation - 0.4%	New Orleans, Louisiana, Aviation Board Revenue Refunding Bonds, Series A-1, 6%, 1/01/23 (a)	375	391,931
	New Orleans, Louisiana, Aviation Board Revenue Refunding Bonds, Series A-2, 6%, 1/01/23 (a)	150	156,772

			548,703

	Total Municipal Bonds in Louisiana		3,242,259

Michigan - 12.4%

Health - 1.1%	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	1,205	1,356,011

BlackRock Insured Municipal Income Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

Utilities - 8.1%	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series A, 5.50%, 7/01/36 (e)(h)	$2,330	$2,344,772
	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Refunding Bonds, Series E, 5.75%, 7/01/31 (e)(h)	2,300	2,385,514
	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien, Series B, 5.50%, 7/01/35 (h)	4,750	4,918,055

			9,648,341

Utilities: Water & Sewer - 3.2%	Detroit, Michigan, Sewage Disposal System, Second Lien Revenue Bonds, Series B, 5.50%, 7/01/29 (b)(e)	1,790	1,736,998
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 6.25%, 7/01/36 (g)	1,700	1,793,568
	Detroit, Michigan, Water Supply System Revenue Bonds, Second Lien, Series B, 7%, 7/01/36 (g)	200	223,308

			3,753,874

	Total Municipal Bonds in Michigan		14,758,226

Minnesota - 5.2%

Health - 5.2%	Minneapolis, Minnesota, Health Care System, Revenue Refunding Bonds (Fairview Health Services), Series B, 6.50%, 11/15/38 (a)	5,680	6,181,885

	Total Municipal Bonds in Minnesota		6,181,885

New Jersey - 3.8%

Hospitals/Healthcare - 1.1%	New Jersey Health Care Facilities Financing Authority Revenue Bonds (Virtua Health), 5.50%, 7/01/38 (a)	1,300	1,290,601

State - 0.9%	New Jersey EDA, School Facilities Construction Revenue Bonds, Series Z, 6%, 12/15/34 (a)	1,000	1,101,620

Transportation - 1.8%	New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds, Series A, 5.50%, 12/15/38 (a)	2,000	2,114,000

	Total Municipal Bonds in New Jersey		4,506,221

New York - 2.9%

County/City/Special District/School District - 0.7%	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	900	881,397

Utilities: Electric & Gas - 2.2%	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-4, 5.50%, 1/15/29 (a)	2,465	2,600,526

	Total Municipal Bonds in New York		3,481,923

Texas - 13.3%

County/City/Special District/School District - 4.8%	Dallas, Texas, Civic Center Revenue Refunding and Improvement Bonds, 5.25%, 8/15/38 (a)	800	803,072
	Frisco, Texas, Independent School District, GO, 5.375%, 8/15/39 (a)	1,415	1,453,502
	Frisco, Texas, Independent School District, GO, 5.50%, 8/15/41 (a)	3,365	3,492,533

			5,749,107

Health - 1.4%	Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.125%, 12/01/31	500	538,425

BlackRock Insured Municipal Income Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	Tarrant County, Texas, Cultural Education Facilities Financing Corporation, Revenue Refunding Bonds (CHRISTUS Health), Series A, 6.50%, 7/01/37 (a)	$1,000	$1,078,330

			1,616,755

Transportation - 2.6%	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series A, 5.75%, 1/01/40 (a)	1,500	1,559,640
	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (a)	1,500	1,567,350

			3,126,990

Utilities: Irrigation, Resource Recovery, Solid Waste & Other - 2.4%	Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, Series A, 6%, 11/15/35 (a)	2,600	2,865,200

Utilities: Water & Sewer - 2.1%	Houston, Texas, Combined Utility System, First Lien Revenue Refunding Bonds, Series A, 6%, 11/15/36 (a)	2,215	2,438,959

	Total Municipal Bonds in Texas		15,797,011

Virginia - 1.0%

State - 1.0%	Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	1,000	1,124,470

	Total Municipal Bonds in Virginia		1,124,470

	Total Municipal Bonds - 116.4%		138,457,282

	Municipal Bonds Transferred to Tender Option Bond Trusts (i)

District of Columbia - 0.7%

Utilities - 0.7%	District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 6%, 10/01/35	760	819,754

	Total Municipal Bonds in District of Columbia		819,754

Florida - 34.2%

County/City/Special District/School District - 18.8%	Jacksonville, Florida, Sales Tax Revenue Bonds, 5%, 10/01/27 (b)	3,930	3,966,313
	Jacksonville, Florida, Transit Revenue Bonds, 5%, 10/01/31 (b)	9,500	9,461,293
	Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5%, 8/01/28 (g)	9,190	9,033,678

			22,461,284

State - 7.7%	Florida State Board of Education, GO (Public Education Capital Outlay), Series A, 5%, 6/01/27 (b)	9,000	9,140,130

Utilities - 7.7%	Pinellas County, Florida, Sewer Revenue Bonds, 5%, 10/01/32 (g)	9,500	9,144,420

	Total Municipal Bonds in Florida		40,745,834

Nevada - 1.8%

Utilities: Water & Sewer - 1.8%	Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%, 7/01/38	2,000	2,137,020

	Total Municipal Bonds in Nevada		2,137,020

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 36.7%		43,702,608

	Total Long-Term Investments (Cost - $185,458,396) - 153.1%		182,159,890

	Short-Term Securities

California - 1.3%	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 5.75%, 6/08/09 (b)(j)	1,500	1,500,000

BlackRock Insured Municipal Income Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

		Par
	Short-Term Securities	(000)	Value

Pennsylvania - 0.8%	Philadelphia, Pennsylvania, GO, Refunding, VRDN, Series B,3.50%, 6/08/09 (g)(j)	$1,000	$1,000,000

			2,500,000

		Shares

Money Market Fund - 6.2%	CMA Florida Municipal Money Fund, 0.04% (k)(l)	7,407,337	7,407,337

	Total Short-Term Securities (Cost - $9,907,337) - 8.3%		9,907,337

	Total Investments (Cost - $195,365,733*) - 161.4%		192,067,227
	Liabilities in Excess of Other Assets - (1.7)%		(2,068,809)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (22.4)%		(26,659,778)
	Preferred Shares, at Redemption Value - (37.3)%		(44,379,224)

	Net Assets Applicable to Common Shares - 100.0%		$118,959,416

*	The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$168,816,334

Gross unrealized appreciation	$4,242,602
Gross unrealized depreciation	(7,591,831)

Net unrealized depreciation	$(3,349,229)

(a)	Assured Guaranty Insured.

(b)	NPFGC Insured.

(c)	AMBAC Insured.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(e)	FGIC Insured.

(f)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(g)	FSA Insured.

(h)	BHAC Insured.

(i)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(j)

Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(k)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

CMA Florida Municipal Money Fund	3,128,592	$28,993

(l)	Represents the current yield as of report date.

BlackRock Insured Municipal Income Investment Trust

Schedule of Investments May 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	$7,407,337
Level 2	184,659,890
Level 3	—

Total	$192,067,227

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Insured Municipal Income Investment Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Insured Municipal Income Investment Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Insured Municipal Income Investment Trust

Date: July 15, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Insured Municipal Income Investment Trust

Date: July 15, 2009